REPORTING ENTITY	12 Months Ended
Dec. 31, 2020
Text block [abstract]
REPORTING ENTITY
1.	REPORTING ENTITY
NexGen Energy Ltd. (“NexGen” or the “Company”) is an exploration and development stage entity engaged in the acquisition, exploration and evaluation and development of uranium properties in Canada. The Company was incorporated pursuant to the provisions of the British Columbia
Business Corporations Act
on March 8, 2011. The Company’s registered records office is located on the 25 th
Floor, 700 West Georgia Street, Vancouver, B.C., V7Y 1B3.
The Company commenced trading on the TSX Venture Exchange
(“TSX-V”)
as a Tier 2 Issuer under the symbol “NXE” on April 23, 2013. On August 7, 2015, the Company became a Tier 1 Issuer. On July 15, 2016, NexGen graduated and commenced trading on the Toronto Stock Exchange (“TSX”) under its existing symbol. The Company’s common shares ceased trading on the OTCQX Best Market under the symbol “NXGEF” upon the commencement of trading on the NYSE American LLC (“NYSE American”) under the symbol “NXE” on May 17, 2017.
In February 2016, the Company incorporated four wholly owned subsidiaries: NXE Energy Royalty Ltd., NXE Energy SW1 Ltd., NXE Energy SW3 Ltd., and IsoEnergy Ltd. (collectively, the “Subsidiaries”). The Subsidiaries were incorporated to hold certain exploration assets of the Company. In the three months ended June 30, 2016, certain exploration and evaluation assets were transferred to each of IsoEnergy Ltd. (“IsoEnergy”), NXE Energy SW1 Ltd. and NXE Energy SW3 Ltd. (Note 5). Subsequent to the transfer, IsoEnergy shares were listed on the
TSX-V.
As of December 31, 2020 NexGen owns 51% of IsoEnergy’s outstanding common shares (December 31, 2019 – 52%).